EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY.
EQUITY

NOTE 24 — EQUITY

a) Capital

The Board of Directors may, without need to change the bylaws, issue new shares (authorized capital), including the capitalization of profits and reserves up to the authorized limit of 1,500,000,000 common shares and 3,000,000,000 preferred shares, all without nominal value. In the case of capital increase through subscription of new shares, the right of preference shall be exercised in up to 30 days, except in the case of a public offering, when the limit is not less than 10 days.

Reconciliations of common and preferred outstanding shares are presented below:

	2021		2020		2019
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,129,231,487	571,929,945	1,127,010,827	571,929,945	1,124,233,755
Exercise of long-term incentive plan	—	4,585,414	—	2,220,660	—	2,777,072
Balance at the end of the year	571,929,945	1,133,816,901	571,929,945	1,129,231,487	571,929,945	1,127,010,827

As of December 31, 2021, 573,627,483 common shares and 1,146,031,245 preferred shares are subscribed and paid up, with a total capital of R$19,249,181 (net of share issuance costs). Ownership of the shares is presented below:

	Shareholders
	2021
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	—	—	557,898,901	32.4
Brazilian institutional investors	4,363,438	0.8	232,421,779	20.3	236,785,217	13.8
Foreign institutional investors	1,895,038	0.3	490,810,572	42.8	492,705,610	28.7
Other shareholders	7,772,568	1.4	410,584,550	35.8	418,357,118	24.3
Treasury stock	1,697,538	0.2	12,214,344	1.1	13,911,882	0.8
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2020
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	2,147,800	0.2	560,046,701	32.6
Brazilian institutional investors	3,397,955	0.6	227,262,531	19.8	230,660,486	13.4
Foreign institutional investors	3,142,148	0.5	492,076,396	42.9	495,218,544	28.8
Other shareholders	7,490,941	1.3	407,744,760	35.6	415,235,701	24.1
Treasury stock	1,697,538	0.3	16,799,758	1.5	18,497,296	1.1
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2019
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	69,852,184	6.1	627,751,085	36.5
Brazilian institutional investors	3,068,614	0.5	241,698,143	21.1	244,766,757	14.2
Foreign institutional investors	3,875,655	0.7	427,735,548	37.3	431,611,203	25.1
Other shareholders	7,086,775	1.2	387,724,952	33.8	394,811,727	23.0
Treasury stock	1,697,538	0.3	19,020,418	1.7	20,717,956	1.2
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0
*	Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the utltimate controlling shareholder of the Company.

Preferred shares do not have voting rights and cannot be redeemed but have the same rights as common shares in the distribution of dividends and priority in the capital distribution in case of liquidation of the Company.

b) Treasury stocks

Changes in treasury stocks are as follows:

	2021
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	16,799,758	228,752
Exercise of long-term incentive plan	—	—	(4,585,414)	(76,900)
Closing balance	1,697,538	557	12,214,344	151,852

	2020
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	19,020,418	241,985
Exercise of long-term incentive plan	—	—	(2,220,660)	(13,233)
Closing balance	1,697,538	557	16,799,758	228,752

	2019
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	21,797,490	279,869
Exercise of long-term incentive plan	—	—	(2,777,072)	(37,884)
Closing balance	1,697,538	557	19,020,418	241,985

These shares are held in treasury for subsequent cancellation, selling in the market or to be granted under the long-term incentive plan of the Company. The average acquisition cost of these shares was R$12.43 during 2021 (R$13.62 and R$12.72 during the years ended on December 31, 2020 and 2019, respectively).

c) Capital reserves — consists of premium on issuance of shares.

d) Retained earnings

I) Legal reserves — under Brazilian Corporate Law, the Company must transfer 5% of the annual net income determined on its statutory books in accordance with Brazilian accounting practices to the legal reserve until this reserve equals 20% of the paid-in capital. The legal reserve can be utilized to increase capital or to absorb losses but cannot be used for dividend purposes.

II) Tax incentives reserve — under Brazilian Corporate Law, the Company may transfer to this account part of net income resulting from government benefits which can be excluded from the basis for dividend calculation.

III) Investments and working capital reserve — consists of earnings not distributed to shareholders and includes the reserves required by the Company’s by-laws. The Board of Directors may propose to the shareholders the transfer of at least 5% of the profit for each year determined in its statutory books in accordance with accounting practices adopted in Brazil to this reserve. Amount can be allocated to the reserve only after the minimum dividend requirements have been met and its balance cannot exceed the amount of paid-in capital. The reserve can be used to absorb losses, if necessary, for capitalization, for payment of dividends or for the repurchase of shares.

e) Operations with non-controlling interests — Corresponds to amounts recognized in equity from changes in non-controlling interests.

The effects of interest changes in subsidiaries for the years presented are composed of:

	December 31, 2021
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(18,962)	(18,962)
Effects of interest changes in subsidiaries	—	(18,962)	(18,962)

	December 31, 2020
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	12,776	12,776
Effects of interest changes in subsidiaries	—	12,776	12,776

	December 31, 2019
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(1,586)	(1,586)
Effects of interest changes in subsidiaries	—	(1,586)	(1,586)

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

f) Other reserves - Include: gains and losses on available for sale securities, gains and losses on net investment hedge, gains and losses on derivatives accounted as cash flow hedge, cumulative translation adjustments and expenses recorded for stock option plans.

g) Dividends and interest on capital - the shareholders have a right to receive a minimum annual mandatory dividend equal to 30% of adjusted net income as determined in its corporate records. The Company calculates interest on shareholders´ capital in accordance with the terms established by Law 9249/95. The corresponding amount was recorded as a financial expense for tax purposes. For presentation purposes, this amount was recorded as dividends and did not affect net income.

	2021	2020	2019
Net income	15,494,111	2,365,763	1,203,736
Constitution of legal reserve	(756,334)	(109,649)	(55,876)
Constitution of the tax incentives reserve	(367,430)	(172,792)	(86,216)
Net income before dividends and interest on capital	14,370,347	2,083,322	1,061,644
Dividends and interest on capital	(5,014,450)	(714,487)	(356,539)
Dividend - adjustment in excess of the minimum estatutory undistributed	(341,150)	—	—
Net income before constitution of investments and working capital reserve	9,014,747	1,368,835	705,105

Constitution of investments and working capital reserve	(9,014,747)	(1,368,835)	(705,105)

The dividends for the years 2021, 2020 and 2019 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2021	2020	2019
1st quarter	Dividends	0.40	1,705,338	5/14/2021	5/26/2021	682,199	—	118,803
2nd quarter	Dividends	0.54	1,705,576	8/16/2021	8/26/2021	921,011	—	118,817
3rd quarter	Interest	0.38	1,705,582	9/27/2021	11/16/2021	648,122	—	—
3rd quarter	Interest	0.20	1,705,630	11/5/2021	11/16/2021	341,126	—	—
3rd quarter	Dividends	1.42	1,705,628	11/5/2021	11/16/2021	2,421,992	204,139	67,951
4th quarter	Dividends	0.20	1,705,747	3/7/2022	3/16/2022	341,150	—	50,968
4th quarter	Interest					—	510,348	—
Proposed Interest and Dividends						5,355,600	714,487	356,539
Credit per share (R$)						3.14	0.42	0.21